Property and Equipment: Assets Estimated Useful Life (Tables)	12 Months Ended
Mar. 31, 2013
Tables/Schedules
Assets Estimated Useful Life
Assets	Estimated useful life
Furniture and fixtures	5 Years
Machinery and equipment	5 Years
Buildings	25 Years
Vehicles	3 Years
Computers	3 Years